Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid materials, supplies and services	$ 820	$ 243
Prepaid Insurance	32	21
Other	53	10
Prepaid expenses and other current assets	$ 905	$ 274